UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025
Cash flows from operating activities:
Net loss	$ (7,584,468)	$ (3,003,132)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	137,151	130,559
Loss (gain) from disposal of property and equipment	(6,150)	878
Amortization of right-of-use assets	81,063	77,387
Allowance for credit losses and doubtful accounts	1,265,198	125,485
Provision (reversal) of inventory reserve	4,195	(2,188)
Stock-based compensation	1,001,162	2,078,200
Issuance of Class A Ordinary Share for services	4,260,000	0
Deferred income tax benefit	(1,890)	(8,826)
Accrued interest income	11,664	0
Gain on derivative liabilities	(867,251)	0
Amortization of debt issuance cost	465,004	0
Accrued interest expense for convertible note payable	88,048	0
Changes in operating assets and liabilities:
Accounts receivable	(1,023,115)	239,785
Accounts receivable-related parties, net	170,637	(327,586)
Inventories	(450,335)	218,768
Advance to vendors	(1,510,160)	(222,024)
Advance to vendors-related parties	(309,137)	121,688
Prepaid expenses and other current assets	(166,749)	(63,265)
Long-term accounts receivable	0	30,552
Finance receivables	24,424	46,552
Other non-current assets	0	5,557
Accounts payable	355,132	189,726
Accounts payable-related parties	(117,607)	37,582
Deferred revenue	73,266	156,803
Payroll payable	28,104	57,614
Taxes payable	16,778	(6,581)
Accrued expenses and other current liabilities	(104,363)	176,923
Operating lease liabilities	(66,542)	(63,767)
Net cash used in operating activities	(4,225,941)	(3,310)
Cash flows from investing activities:
Purchase of property and equipment	(93,044)	(50,975)
Proceeds from disposal of property and equipment	6,950	0
Payment made for short-term loans to third parties	(493,443)	(546,438)
Payment made for long-term loans to third parties	0	(146,483)
Purchase of short-term investments	(416,979)	(1,557,033)
Redemption of short-term investments	1,546,490	0
Payments made to related parties	(190,517)	(2,439,307)
Net cash provided by (used in) investing activities	359,457	(4,740,236)
Cash flows from financing activities:
Proceeds from short-term bank loan	0	29,961
Net proceeds from initial public offerings, net of issuance costs	0	4,436,972
Refund of capital contribution - capital reduction	0	(31,158)
Capital contribution	12,325	0
Payments made for deferred offering costs	0	(183,071)
Proceeds from loans from related parties	202,136	9,819
Net cash provided by financing activities	214,461	4,262,523
Effect of changes of foreign exchange rates on cash, cash equivalents and restricted cash	55,851	101,065
Net decrease in cash, cash equivalents and restricted cash	(3,596,172)	(379,958)
Cash, cash equivalents and restricted cash, beginning of period	7,600,438	5,362,101	$ 5,362,101
Cash, cash equivalents and restricted cash, end of period	4,004,266	4,982,143	7,600,438
Reconciliation of cash, cash equivalents and restricted cash, beginning of period
Cash and cash equivalents	7,600,438	5,362,101
Restricted cash	0	0
Cash, cash equivalents and restricted cash, end of period	7,600,438	5,362,101
Reconciliation of cash, cash equivalents and restricted cash, end of period
Cash and cash equivalents	4,004,126	4,682,143	7,600,300
Restricted cash	140	300,000	$ 138
Supplemental disclosure of cash flow information
Cash paid for income tax	29,799	38,993
Supplemental non-cash financing activity:
Right of use assets obtained in exchange for operating lease liabilities	16,780	5,783
Reduction of right-of-use assets and operating lease obligations due to early termination of lease agreement	0	11,219
Deferred IPO cost offset with additional paid-in capital	$ 0	$ 613,169